CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	4 Months Ended
	Jun. 30, 2020	Jun. 30, 2020	Jun. 09, 2020
Operating expenses:
General and administrative expenses	$ 185,367	$ 220,105	$ 57,107
Loss from operations	(185,367)	(220,105)
Other expenses:
Loss on marketable securities, dividends and interest held in Trust Account	(13,413)	(13,413)
Total other expenses	(13,413)	(13,413)
Net loss	(198,780)	(233,518)	(57,107)
Class A Ordinary Shares [Member]
Other expenses:
Net loss	$ (13,000)	$ (13,000)	$ 0
Weighted average shares outstanding (in shares)	15,449,000	15,449,000	15,449,000
Basic and diluted net loss per share (in dollars per share)	$ 0.00	$ 0.00	$ 0.00
Class B Ordinary Shares [Member]
Other expenses:
Net loss	$ (185,000)	$ (220,000)	$ (57,000)
Weighted average shares outstanding (in shares)	3,737,500	3,737,500	3,737,500
Basic and diluted net loss per share (in dollars per share)	$ (0.05)	$ (0.06)	$ (0.02)